Shareholders’ Equity (Deficit) (Details) - Schedule of Warrants Outstanding - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Warrants [Member]
Schedule of Warrants Outstanding [Line Items]
Warrants, Outstanding Ending	10,441	2,372		1,012
Warrants, Exercisable	10,127
Warrants, Granted	15,363	1,522	[1]
Warrants, Exercised	(7,294)	(162)
Weighted- Average Exercise Price [Member]
Schedule of Warrants Outstanding [Line Items]
Weighted- Average Exercise Price, Outstanding Ending	$ 440.64	$ 5,381.74		$ 12,376
Weighted- Average Exercise Price, Exercisable	285.01
Weighted- Average Exercise Price, Granted	514.8	6,825	[1]
Weighted- Average Exercise Price, Exercised	$ (226.59)	$ (7,254)

[1]	Includes the issuance of warrants for the purchase of 228 common shares and an increase of 1,294 common shares underlying warrants pursuant to the adjustments described above.